SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table summarizes information related to the computation of basic and diluted net earnings (loss) per share for the years indicated (U.S. dollars in thousands, except share and per share data).

	Year ended December 31
	2010	2011	2012
Income (loss) from continuing operations attributable to ordinary shares	719	(205)	911
Loss from discontinued operations attributable to ordinary shares	(50)	(14)	—
Net income (loss) attributable to ordinary shares	669	(219)	911
Weighted average number of shares outstanding used in basic earnings (loss) per share calculation	3,467,302	3,671,547	3,896,018
Potential shares issuable upon conversion of convertible note	363,636	—	363,636
Additional shares underlying unvested stock	53,263	—	20,307
Weighted average number of ordinary shares outstanding used in diluted earnings (loss) per share calculation	3,884,201	3,671,547	4,279,961
BASIC NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations	0.20	(0.06)	0.23
Discontinued operations	(0.01)	0.00	—
Net income (loss)	0.19	(0.06)	0.23
DILUTED NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations	0.18	(0.06)	0.21
Discontinued operations	(0.01)	0.00	—
Net income (loss)	0.17	(0.06)	0.21

Schedule Of Stock Based Compensation Related To Directors and Employees [Table Text Block]

The following table summarizes the various categories of expense recognized for share-based compensation as a result of the application of ASC 718:

	2010	2011	2012
Cost of revenues	$4	$—	$1
Research and development cost	2	—	1
Selling and marketing expenses	39	5	8
General and administrative expenses	50	97	68
Total stock-based compensation expense	$95	$102	$78